UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 34.7%

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — 29.4%
FHLMC
5.500%, 06/01/41	$8,054	$8,978
4.500%, 05/01/48	396,578	417,853
4.000%, 08/01/44 to 09/01/48	597,107	623,001
3.500%, 08/01/30 to 07/01/49	3,147,465	3,249,695
FHLMC Multifamily Structured Pass Through Certificates, Ser K735, Cl A2
2.862%, 05/25/26	75,000	77,463
FHLMC Multifamily Structured Pass Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	65,000	66,200
FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.249%, 08/25/22 (A)	1,559,789	50,232
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	205,000	210,245
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	180,561	183,451
FHLMC, Ser 2003-2725, Cl TA
4.500%, 12/15/33	5,000	5,661
FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	15,366	17,599
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	55,523	59,961
FHLMC, Ser 2010-3653, Cl B
4.500%, 04/15/30	69,809	74,763
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	91,562	93,243
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	355,430	361,180
FNMA
6.000%, 09/01/39	1,486	1,692
5.500%, 04/01/36 to 07/01/40	277,210	309,749

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
5.000%, 02/01/31	$41,071	$43,724
4.500%, 04/01/35 to 08/01/48	200,174	215,281
4.000%, 06/01/42 to 07/01/49	1,543,592	1,610,374
3.500%, 07/01/30 to 08/01/47	497,647	515,832
3.130%, 07/01/25	55,694	57,584
3.040%, 01/01/28	165,000	170,121
3.000%, 11/01/46 to 04/01/47	1,292,701	1,311,699
2.550%, 07/01/26	118,329	119,864

FNMA Interest, Ser 2012-411, Cl A3
3.000%, 08/25/42	168,684	170,587

FNMA TBA
5.000%, 08/13/49	290,000	308,148
4.500%, 09/01/33	475,000	498,156
4.000%, 08/13/39	515,000	533,092
3.500%, 08/01/40	1,200,000	1,232,208
3.000%, 08/25/26	285,000	290,626

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	2,372	2,756

FNMA, Ser 2004-W12, Cl 1A1
6.000%, VAR LIBOR USD 1 Month+0.000%, 07/25/44	15,652	17,901

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	8,228	8,935

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	39,212	45,491

FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.279%, 09/25/43 (A) (B)	65,000	66,006

FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.630%, 07/25/46 (A) (B)	25,000	25,426

FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/28 (A)	90,774	94,950

GNMA
5.500%, 07/20/43 to 09/20/43	10,151	11,292
5.275%, 05/20/60 (A)	4,753	4,777
4.568%, 06/20/62 (A)	16,221	16,278
4.564%, 12/20/66 (A)	155,138	170,247
4.506%, 01/20/67 (A)	68,379	75,260

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
4.500%, 03/15/42	$111,245	$119,987

GNMA, Ser 2010-H14, Cl BI, IO
1.309%, 07/20/60 (A)	243,811	3,906

GNMA, Ser 2017-H16, Cl PT
4.570%, 05/20/66 (A)	5,887	5,959

		13,557,433

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.3%

Banc of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl AS
3.748%, 02/15/50	35,000	36,618

Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
2.821%, VAR LIBOR USD 1 Month+0.555%, 01/25/35 (B)	89,471	88,901

Benchmark Mortgage Trust, Ser 2019-B9, Cl A5
4.016%, 03/15/52	180,000	198,646

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
4.179%, VAR ICE LIBOR USD 1 Month+1.854%, 11/15/31 (B)	19,015	19,015

COMM Mortgage Trust, Ser 2013-CR12, Cl A2
2.904%, 10/10/46	1,503	1,502

COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	35,000	35,813

COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	30,000	31,378

Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	130,000	138,049

Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.652%, 01/15/49 (A) (B)	165,000	165,447

Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
3.305%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/36 (B)	100,000	100,317

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	125,000	130,445

CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	100,000	105,819

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (B)	200,000	211,625

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/34 (A) (B)	$100,000	$105,363

DBGS Mortgage Trust, Ser 2019-1735, Cl A
3.843%, 04/10/37 (B)	110,000	118,354

Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A) (B)	57,668	57,994

GE Commercial Mortgage Series Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/49 (A)	40,967	33,466

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	10,000	10,568

JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	50,000	52,182

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005- CB12, Cl AJ
4.987%, 09/12/37 (A)	858	866

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007- LDPX, Cl AM
5.464%, 01/15/49 (A)	15,249	15,197

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018- BCON, Cl B
3.756%, 01/05/31 (A) (B)	145,000	149,929

Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/57 (A) (B)	194,901	195,529

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
4.937%, 02/15/47 (A)	35,000	37,214

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.349%, 05/15/48 (A)	25,000	25,396

MortgageIT Trust, Ser 2005-1, Cl 1A1
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	5,375	5,403

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A) (B)	50,000	51,371

NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
2.976%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	16,661	16,597

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A) (B)	$82,181	$83,134

Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
4.066%, VAR LIBOR USD 1 Month+1.800%, 10/25/46	58,103	58,478

VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/30 (A) (B)	101,000	102,560

WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.322%, 03/15/48 (A)	50,000	51,967

WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/46	584	583

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	60,000	63,516

		2,499,242

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,795,163)		16,056,675

CORPORATE OBLIGATIONS — 33.3%

COMMUNICATION SERVICES — 4.5%
AT&T
6.500%, 09/01/37	160,000	201,261
6.000%, 11/15/34	20,000	21,883
4.300%, 02/15/30	120,000	128,895

CBS
3.700%, 08/15/24	105,000	108,949

Charter Communications Operating
6.384%, 10/23/35	100,000	118,026
4.908%, 07/23/25	200,000	215,638

Comcast
4.600%, 10/15/38	65,000	75,316
3.700%, 04/15/24	90,000	95,167

Cox Communications
4.800%, 02/01/35 (B)	70,000	71,970

Nokia
6.625%, 05/15/39	125,000	140,000

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
Sky
3.750%, 09/16/24 (B)	$200,000	$212,045

Sprint
7.875%, 09/15/23	75,000	83,625

Sprint Capital
8.750%, 03/15/32	100,000	124,125

Sprint Spectrum
3.360%, 09/20/21 (B)	112,500	112,837

Verizon Communications
4.862%, 08/21/46	25,000	29,141
4.016%, 12/03/29 (B)	91,000	98,710

Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	145,000	153,259

Walt Disney
6.150%, 03/01/37 (B)	30,000	40,971

		2,031,818

CONSUMER DISCRETIONARY — 3.2%
Amazon.com
5.200%, 12/03/25	70,000	81,320

Anheuser-Busch InBev Worldwide
5.800%, 01/23/59	90,000	115,568
5.450%, 01/23/39	105,000	127,090
4.150%, 01/23/25	115,000	123,781

AutoNation
3.800%, 11/15/27	5,000	4,951

Bayer US Finance
3.375%, 10/08/24 (B)	30,000	30,292

Enterprise Development Authority
12.000%, 07/15/24 (B)	100,000	111,250

General Motors
4.875%, 10/02/23	175,000	186,316

General Motors Financial
3.450%, 04/10/22	25,000	25,320

Kohl’s
5.550%, 07/17/45	95,000	95,431

Land O’ Lakes
7.250%, 06/15/68 (B)	65,000	62,400
6.000%, 11/15/22 (B)	60,000	62,519

Las Vegas Sands
3.200%, 08/08/24	45,000	45,207

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued

Lowe’s
3.650%, 04/05/29	$90,000	$94,155

Newell Brands
5.000%, 11/15/23	120,000	123,429

NVR
3.950%, 09/15/22	65,000	66,658

QVC
4.375%, 03/15/23	80,000	82,103

		1,437,790

CONSUMER STAPLES — 1.4%

Altria Group
10.200%, 02/06/39	40,000	63,062
9.250%, 08/06/19	58,000	58,042
4.400%, 02/14/26	160,000	170,660

Constellation Brands
4.400%, 11/15/25	45,000	49,319

Kraft Heinz Foods
4.875%, 02/15/25 (B)	215,000	221,834

Reynolds American
8.125%, 05/01/40	45,000	59,121
6.875%, 05/01/20	30,000	30,938

		652,976

ENERGY — 4.6%

Canadian Oil Sands
4.500%, 04/01/22 (B)	30,000	31,006

Cenovus Energy
6.750%, 11/15/39	10,000	12,000
4.250%, 04/15/27	175,000	180,251

Concho Resources
3.750%, 10/01/27	105,000	108,152

Devon Financing
7.875%, 09/30/31	55,000	77,118

Energy Transfer Operating
5.250%, 04/15/29	115,000	128,511
4.500%, 04/15/24	65,000	69,056

Eni
4.000%, 09/12/23 (B)	200,000	208,756

EnLink Midstream Partners
5.050%, 04/01/45	105,000	88,200

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued

Enterprise Products Operating
4.200%, 01/31/50	$155,000	$158,002

EQM Midstream Partners
5.500%, 07/15/28	10,000	10,049

Hess
6.000%, 01/15/40	100,000	108,683

MPLX
4.800%, 02/15/29	65,000	71,153

National Oilwell Varco
2.600%, 12/01/22	145,000	144,376

Petroleos Mexicanos MTN
4.625%, 09/21/23	95,000	93,622

Rockies Express Pipeline
4.950%, 07/15/29 (B)	70,000	71,797

Sabine Pass Liquefaction
5.750%, 05/15/24	215,000	238,515

Saudi Arabian Oil MTN
2.875%, 04/16/24 (B)	200,000	201,689

Tennessee Gas Pipeline
8.375%, 06/15/32	75,000	101,365

		2,102,301

FINANCIALS — 10.0%

American Express
3.700%, 08/03/23	75,000	78,325

Apollo Management Holdings
5.000%, 03/15/48 (B)	65,000	69,835
4.400%, 05/27/26 (B)	60,000	63,248
4.000%, 05/30/24 (B)	15,000	15,585

Athene Global Funding
3.000%, 07/01/22 (B)	45,000	45,554

Athene Holding
4.125%, 01/12/28	90,000	90,859

AXA Equitable Holdings
3.900%, 04/20/23	75,000	78,099

Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/67	65,000	68,913
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	110,000	113,143

Bank of America MTN
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	20,000	21,852
4.000%, 01/22/25	70,000	73,475

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued

Barclays MTN

4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	$175,000	$179,799

BB&T MTN

3.875%, 03/19/29	75,000	80,090

BGC Partners

5.375%, 07/24/23	65,000	69,104

Canadian Imperial Bank of Commerce

3.500%, 09/13/23	165,000	172,089

Cantor Fitzgerald

4.875%, 05/01/24 (B)	65,000	67,786

Citigroup

8.125%, 07/15/39	90,000	145,029

4.650%, 07/23/48	55,000	64,710

Citigroup Capital III

7.625%, 12/01/36	15,000	19,352

Discover Bank

4.650%, 09/13/28	110,000	121,182

European Investment Bank

2.250%, 06/24/24	210,000	213,448

Farmers Exchange Capital III

5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (B)	55,000	61,539

Fifth Third Bancorp

3.650%, 01/25/24	75,000	78,494

Fifth Third Bank

2.875%, 10/01/21	130,000	131,199

First Union Capital II

7.950%, 11/15/29	35,000	47,076

Goldman Sachs Group

4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	25,000	27,306
3.688%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	15,035
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	110,000	112,287

Goldman Sachs Group MTN

4.006%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	105,000	108,859

HSBC Bank

7.650%, 05/01/25	75,000	89,780

HSBC Bank USA, NY

5.875%, 11/01/34	20,000	25,419

ING Bank

5.800%, 09/25/23 (B)	235,000	259,449

JBS Investments GmbH

6.250%, 02/05/23 (B)	200,000	203,502

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued

JPMorgan Chase

5.000%, VAR United States Secured Overnight Financing Rate+3.380%, 02/01/68	$60,000	$60,600
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/29	55,000	61,455
3.875%, 09/10/24	45,000	47,233

KKR Group Finance III

5.125%, 06/01/44 (B)	40,000	44,890

Mercury General

4.400%, 03/15/27	10,000	10,283

Mitsubishi UFJ Financial Group

3.195%, 07/18/29	140,000	141,897

Morgan Stanley MTN

4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/30	25,000	27,652
3.875%, 04/29/24	145,000	153,159
3.750%, 02/25/23	40,000	41,628

Mutual of Omaha Insurance

4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (B)	15,000	15,342

Royal Bank of Scotland Group

3.875%, 09/12/23	200,000	203,660

Santander Holdings USA

4.450%, 12/03/21	125,000	129,549

SunTrust Bank

4.050%, 11/03/25	80,000	86,279

Synchrony Financial

2.850%, 07/25/22	50,000	50,023

Toronto-Dominion Bank MTN

2.125%, 04/07/21	110,000	109,863

Validus Holdings

8.875%, 01/26/40	115,000	176,648

Wells Fargo

3.069%, 01/24/23	85,000	86,243

Wells Fargo MTN

4.750%, 12/07/46	20,000	22,996
4.150%, 01/24/29	80,000	87,319
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/27	65,000	66,298

		4,634,439

HEALTH CARE — 2.0%
AbbVie
3.750%, 11/14/23	65,000	67,710

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued

AstraZeneca

2.375%, 06/12/22	$110,000	$110,280

Bristol-Myers Squibb

2.900%, 07/26/24 (B)	65,000	66,469

Celgene

3.900%, 02/20/28	65,000	69,802

Cigna

3.200%, 09/17/20 (B)	65,000	65,461

CVS Health

4.100%, 03/25/25	10,000	10,523

3.700%, 03/09/23	100,000	103,175

3.350%, 03/09/21	105,000	106,369

HCA

4.125%, 06/15/29	85,000	87,071

Mylan

3.950%, 06/15/26	70,000	71,426

Takeda Pharmaceutical

4.400%, 11/26/23 (B)	210,000	224,265

		982,551

INDUSTRIALS — 2.4%

AerCap Ireland Capital DAC

5.000%, 10/01/21	190,000	198,802

Equifax

3.950%, 06/15/23	130,000	135,388

GE Capital International Funding Unlimited Co

4.418%, 11/15/35	200,000	202,260

2.342%, 11/15/20	200,000	199,141

General Electric MTN

5.875%, 01/14/38	40,000	46,849

Global Aircraft Leasing cash/0% PIK

6.500% cash/0% PIK, 09/15/24 (B)	45,000	44,802

United Airlines Pass-Through Trust, Ser 2018-1

4.600%, 03/01/26	19,330	19,971

United Technologies

3.950%, 08/16/25	65,000	69,976

3.650%, 08/16/23	135,000	141,415

Waste Management

3.450%, 06/15/29	100,000	105,271

		1,163,875

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — 1.7%

Avnet
4.875%, 12/01/22	$90,000	$95,325

Broadcom
4.250%, 04/15/26 (B)	85,000	85,649
3.125%, 04/15/21 (B)	125,000	125,691

Dell International
8.350%, 07/15/46 (B)	85,000	108,375

Fiserv
3.500%, 07/01/29	85,000	86,957
2.750%, 07/01/24	85,000	85,637

Marvell Technology Group
4.200%, 06/22/23	80,000	83,592

QUALCOMM
2.600%, 01/30/23	100,000	100,377

		771,603

MATERIALS — 1.2%

Blue Cube Spinco
10.000%, 10/15/25	185,000	208,356

Braskem Finance
6.450%, 02/03/24	60,000	66,642

CF Industries
5.375%, 03/15/44	175,000	164,500

New
6.250%, 11/15/22 (B)	77,000	73,535

		513,033

REAL ESTATE — 0.6%

Brixmor Operating Partnership
4.125%, 05/15/29	45,000	47,386

CubeSmart
4.375%, 02/15/29	40,000	42,850

ERP Operating
4.150%, 12/01/28	40,000	44,408

Newmark Group
6.125%, 11/15/23	110,000	118,115

		252,759

UTILITIES — 1.7%

CenterPoint Energy
3.600%, 11/01/21	70,000	71,622

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued

Dominion Energy
0.000%, 08/15/24	$110,000	$110,968

Evergy
0.000%, 06/15/22	115,000	122,283

Exelon
2.850%, 06/15/20	105,000	105,264

Public Service of Colorado
2.250%, 09/15/22	110,000	109,680

Vistra Operations
4.300%, 07/15/29 (B)	195,000	196,104
3.550%, 07/15/24 (B)	110,000	110,761

		826,682

TOTAL CORPORATE OBLIGATIONS (Cost $14,607,403)		15,369,827

U.S. TREASURY OBLIGATIONS — 19.3%

U.S. Treasury Bills
2.106%, 08/13/19 (C)	1,650,000	1,648,865

U.S. Treasury Bonds
3.000%, 08/15/48 to 02/15/49	1,885,000	2,067,806
2.875%, 05/15/49	775,000	831,339

U.S. Treasury Notes
2.375%, 05/15/29	1,105,000	1,139,531
2.125%, 05/31/26	1,170,000	1,184,442
1.750%, 06/30/24 to 07/31/24	2,075,000	2,065,629

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,806,729)		8,937,612

ASSET-BACKED SECURITIES — 12.5%

1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (B)	25,000	27,469

A10 Term Asset Financing, Ser 2017-1A, Cl A1FX
2.340%, 03/15/36 (B)	31,384	31,264

AccessLex Institute, Ser 2003-A
3.310%, 07/01/38 (A)	10,087	10,050

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
AccessLex Institute, Ser 2003-A, Cl A3
3.260%, VAR H15T3M+1.200%, 07/01/38	$6,456	$6,381
AccessLex Institute, Ser 2006-1, Cl B
2.971%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	27,302	26,291
AccessLex Institute, Ser 2007-A, Cl A3
2.821%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	197,917	195,023
American Tower Trust #1, Ser 2013-13, Cl 2A
3.070%, 03/15/48 (B)	65,000	65,552
Ascentium Equipment Receivables Trust, Ser 2018-1A, Cl A3
3.210%, 09/11/23 (B)	30,000	30,249
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.743%, 12/05/32 (A) (B)	100,000	101,077
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
3.036%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/27 (B)	250,000	249,659
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (B)	199,590	201,585
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (B)	225,000	224,280
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/45 (B)	299,750	306,725
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (B)	37,258	37,730
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/23	130,000	129,946
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/28 (A) (B)	365,000	367,220
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/22 (B)	375,000	376,633
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A) (B)	205,000	204,580
Hertz Fleet Lease Funding, Ser 2019-1, Cl E
4.620%, 01/10/33 (B)	105,000	105,872
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/26 (B)	130,303	129,564
LCM XIII, Ser 2019-13A, Cl ARR
3.324%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/27 (B)	250,000	250,000
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	18,857	19,115
Morgan Stanley Capital I Trust, Ser 2007-TOP27, Cl AJ
5.946%, 06/11/42 (A)	119,829	126,597

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Morgan Stanley Dean Witter Capital I Trust, Ser 2001-TOP3, Cl E
7.626%, 07/15/33 (A) (B)	$30,201	$31,587
OBX Trust, Ser 2018-1, Cl A2
2.916%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/57 (B)	57,624	57,314
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/48 (A) (B)	314,969	322,887
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/25 (B)	197,019	196,972
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (B)	280,156	283,480
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (B)	194,803	196,667
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	356	356
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/28 (A) (B)	121,556	121,612
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
2.740%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	17,985	17,909
Sofi Consumer Loan Program Trust, Ser 2017-3, Cl A
2.770%, 05/25/26 (B)	53,400	53,405
Sofi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/26 (B)	100,000	100,003
Sofi Consumer Loan Program Trust, Ser 2017-6, Cl C
4.020%, 11/25/26 (B)	115,000	116,958
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A1
2.930%, 04/26/27 (B)	166,197	166,335
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/27 (B)	150,000	150,984
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/28 (B)	215,000	215,595
SoFi Professional Loan Program, Ser 2014-B, Cl A2
2.550%, 08/27/29 (B)	110,660	110,654
SoFi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/33 (B)	253,509	252,500
South Carolina Student Loan, Ser 2015-A, Cl A
3.766%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	167,809	168,145

TOTAL ASSET-BACKED SECURITIES (Cost $5,739,240)		5,786,225

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

U.S GOVERNMENT AGENCY OBLIGATION — 2.4%

	Face Amount	Value

FHLB DN
2.174%, 08/13/19 (C)	$1,105,000	$1,104,201

(Cost $1,104,201)		1,104,201

MUNICIPAL BONDS — 0.2%

GEORGIA — 0.2%
Municipal Electric Authority of Georgia, Ser 2010-A, RB
7.055%, 04/01/57	40,000	53,880
6.637%, 04/01/57	30,000	38,526

TOTAL MUNICIPAL BONDS (Cost $86,709)		92,406

LOAN PARTICIPATIONS — 0.1%

SS&C Technologies Holdings, Term B-3 Loan, 1st Lien
4.484%, 04/16/25 (A)	24,810	24,795
Sungard AS, Term Loan
0.000%, 02/03/22 (D)	4,245	4,245
Sungard AS, Term Loan, 3rd Lien
0.000%, 11/03/22 (D)	13,360	12,180

TOTAL LOAN PARTICIPATIONS (Cost $41,404)		41,220

COMMON STOCK — 0.0%

	Shares

INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	4,750

TOTAL COMMON STOCK (Cost $4,750)		4,750

TOTAL INVESTMENTS — 102.5% (Cost $46,185,599)		$47,392,916

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

Open futures contracts held by the Fund at July 31, 2019 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	(1)	Oct-2019	$(214,498)	$(214,406)	$92
U.S. 10-Year Treasury Note	39	Sep-2019	4,948,437	4,969,453	21,016

			$4,733,939	$4,755,047	$21,108

Percentages are based on Net Assets of $46,224,695.

*	Non-income producing security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2019 was $10,219,121 and represents 22.1% of Net Assets.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Unsettled bank loan, interest rate not available.

Cl — Class

CLO — Collateralized Loan Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

PIK — Payment in-kind

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND (formerly, LOGAN CIRCLE PARTNERS CORE PLUS FUND) JULY 31, 2019 (Unaudited)

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value :

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$16,056,675	$—	$16,056,675
Corporate Obligations	—	15,369,827	—	15,369,827
U.S. Treasury Obligations	—	8,937,612	—	8,937,612
Asset-Backed Securities	—	5,786,225	—	5,786,225
U.S Government Agency Obligation	—	1,104,201	—	1,104,201
Municipal Bonds	—	92,406	—	92,406
Loan Participations	—	41,220	—	41,220
Common Stock	4,750	—	—	4,750

Total Investments in Securities	$4,750	$47,388,166	$—	$47,392,916

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$21,108	$–	$–	$21,108

Total Other Financial Instruments	$21,108	$–	$–	$21,108

* Futures are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended July 31, 2019 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-1000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 25, 2019